Derivative Liabilities - Summary of Fair Value Measurement Inputs and Valuation Techniques (FY) (Details)			3 Months Ended			12 Months Ended
	Oct. 24, 2017 USD ($) $ / shares shares		Sep. 30, 2019 USD ($) $ / shares shares		Sep. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) $ / shares shares		Jun. 30, 2018 USD ($) $ / shares shares
Warrant Issue Date	Oct. 24, 2017		Oct. 24, 2017			Oct. 24, 2017		Oct. 24, 2017
Valuation Date	Oct. 24, 2017		Sep. 30, 2019			Jun. 30, 2019		Jun. 30, 2018
Warrant Expiration Date	Oct. 31, 2022		Oct. 31, 2022			Oct. 31, 2022		Oct. 31, 2022
Total Number of Warrants Issued | shares	133,750		133,750			133,750		133,750
Class of warrant or right, exercise price of warrants or rights | $ / shares	$ 32.00		$ 32			$ 32.00		$ 32.00
Next Capital Raise Date	Oct. 31, 2018	[1]	Feb. 29, 2020	[2]		Feb. 29, 2020	[1],[2]	Jun. 30, 2019	[1]
Nominal Value (USD Mn) | $ / shares	$ 4.3					$ 4.3		$ 4.3
No. of Shares on Conversion (Mn) | shares			100,000			100,000
Contracted Conversion Ratio	1		1			1		1
Fair Value without Anti-Dilution Protection	$ 1,837,000		$ 9,000			$ 15,000		$ 1,704,000
Fair Value of Embedded Derivative	253,000		44,000			72,000		260,000
Fair Value of the Warrants Issued	2,090,000		53,000			87,000		1,964,000
Gain/(Loss) on Fair Value Adjustments to Derivative Liabilities			$ 34,000		$ 808,000	$ 1,877,000		$ 126,000
Measurement Input, Threshold Exercise Price Post Capital Raise [Member]
Threshold Exercise Price Post Capital Raise	20.08		6.40			6.40		17.20
Measurement Input, Spot Price [Member]
Threshold Exercise Price Post Capital Raise	26.53		26.53			2.48		26.24
Expected Life of Award [Member]
Fair value assumptions, Expected Life (Years)	5 years		3 years 1 month 6 days			3 years 3 months 18 days		4 years 3 months 18 days
Measurement Input, Price Volatility [Member]
Fair value assumptions, percentage	66.00%		80.00%			75.00%		65.00%
Measurement Input, Price Volatility (Per-period Equivalent) [Member]
Fair value assumptions, percentage	19.10%		23.10%			21.70%		18.80%
Risk Free Rate of Return [Member]
Fair value assumptions, percentage	2.04%		1.56%			1.73%		2.71%
Measurement Input, Risk Free Interest Rate (Per-period Equivalent) [Member]
Fair value assumptions, percentage	0.17%		0.13%			0.14%		0.22%

[1]	Next Capital Raise Date was assumed to be within a year of the debt offering and each valuation date.
[2]	Next Capital Raise Date was assumed to be within a year of the debt offering and each valuation date